Nature of Business (Details) (USD $)				1 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 18, 2012 GCT [Member] Majority Shareholders of Grilled Cheese [Member]	Oct. 18, 2012 GCT [Member] Minority Shareholders of Grilled Cheese [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued in share exchange, shares				4,275,000	845,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Shares issued in share exchange, value					$ 500,000